Average Annual Total Returns - A C I Shares - JPMorgan Equity Index Fund	Class A Past 1 Year	Class A Past 5 Years	Class A Past 10 Years	Class C Past 1 Year	Class C Past 5 Years	Class C Past 10 Years	Class I Past 1 Year	Class I Past 5 Years	Class I Past 10 Years	Class I Return After Taxes on Distributions Past 1 Year	Class I Return After Taxes on Distributions Past 5 Years	Class I Return After Taxes on Distributions Past 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	11.76%	13.47%	12.77%	16.21%	13.98%	12.73%	18.22%	14.99%	13.66%	17.69%	13.92%	12.15%	11.04%	11.74%	10.89%	18.40%	15.22%	13.88%